Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of equity awards. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does the Company schedule disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company has not granted any option awards since 2023.

Award Timing Method
Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of equity awards. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does the Company schedule disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company has not granted any option awards since 2023.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards
MNPI Disclosure Timed for Compensation Value	false